17. COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies Details Narrative
Operating Leases, Rent Expense	$ 1,200	$ 669	$ 0
Rent expense, discontinued operations	$ 739	$ 1,935	$ 2,998